CHANGES IN COMPARATIVE DATA	12 Months Ended
Dec. 31, 2022
Disclosure of reclassifications or changes in presentation [abstract]
CHANGES IN COMPARATIVE DATA	CHANGES IN COMPARATIVE DATA
Restatement of cash flow statement following IFRS Interpretations Committee conclusion in April 2022 (see note 1).
Consolidated cash flow statement for the year ended 31 December 2020

	As reported in 2021 £m	Adjustments £m	As reported in 2022 £m
Cash flows from operating activities
Profit before tax	1,329	–	1,329
Adjustments for:
Change in operating assets	(6,856)	974	(5,882)
Change in operating liabilities	17,841	–	17,841
Non-cash and other items	3,484	–	3,484
Tax paid (net)	(616)	–	(616)
Net cash provided by operating activities	15,182	974	16,156
Cash flows from investing activities
Purchase of financial assets	(8,539)	–	(8,539)
Proceeds from sale and maturity of financial assets	6,225	–	6,225
Purchase of fixed assets	(2,815)	–	(2,815)
Proceeds from sale of fixed assets	1,063	–	1,063
Acquisition of businesses, net of cash acquired	–	–	–
Disposal of businesses, net of cash disposed	–	–	–
Net cash provided by (used in) investing activities	(4,066)	–	(4,066)
Cash flows from financing activities
Dividends paid to ordinary shareholders	–	–	–
Distributions on other equity instruments	(417)	–	(417)
Dividends paid to non-controlling interests	(7)	–	(7)
Return of capital contributions	(4)	–	(4)
Interest paid on subordinated liabilities	(852)	–	(852)
Proceeds from issue of subordinated liabilities	303	–	303
Proceeds from issue of other equity instruments	1,070	–	1,070
Repayment of subordinated liabilities	(4,156)	–	(4,156)
Repurchases and redemptions of other equity instruments	–	–	–
Borrowings from parent company	4,799	–	4,799
Repayments of borrowings to parent company	(1,403)	–	(1,403)
Interest paid on borrowings from parent company	(98)	–	(98)
Net cash used in financing activities	(765)	–	(765)
Effects of exchange rate changes on cash and cash equivalents	1	–	1
Change in cash and cash equivalents	10,352	974	11,326
Cash and cash equivalents at beginning of year	38,614	1,682	40,296
Cash and cash equivalents at end of year	48,966	2,656	51,622
Note 45(A): Consolidated cash flow statement for the year ended 31 December 2020
(A)    Change in operating assets

	As reported in 2021 £m	Adjustments £m	As reported in 2022 £m
Change in amounts due from fellow Lloyds Banking Group undertakings	1,116	–	1,116
Change in other financial assets held at amortised cost	(9,688)	974	(8,714)
Change in financial assets at fair value through profit or loss	610	–	610
Change in derivative financial instruments	479	–	479
Change in other operating assets	627	–	627
Change in operating assets	(6,856)	974	(5,882)
Note 45(D): Consolidated cash flow statement for the year ended 31 December 2020
(D)    Analysis of cash and cash equivalents as shown in the balance sheet

	As reported in 2021 £m	Adjustments £m	As reported in 2022 £m

Cash and balances at central banks	49,888	–	49,888
Less mandatory reserve deposits[1]	(4,392)	2,656	(1,736)
	45,496	2,656	48,152
Loans and advances to banks and reverse repurchase agreements	5,950	–	5,950
Less amounts with a maturity of three months or more	(2,480)	–	(2,480)
	3,470	–	3,470
Total cash and cash equivalents	48,966	2,656	51,622
1    Mandatory reserve deposits are held with local central banks in accordance with statutory requirements. Where these deposits are not held in demand accounts and are not available to finance the Group’s day-to-day operations they are excluded from cash and cash equivalents.
Comparatives have been restated as a result of the Lloyds Banking Group restructure effective from 1 July 2022 and other methodology changes (see note 4).
Note 4: Segmental analysis for the year ended 31 December 2020

As reported in 2021	Retail £m	Commercial Banking £m	Other £m	Group £m
Year ended 31 December 2020[1]
Net interest income	8,321	2,300	149	10,770
Other income	1,735	673	1,407	3,815
Total income	10,056	2,973	1,556	14,585
Operating expenses	(5,816)	(1,673)	(1,707)	(9,196)
Impairment charge	(2,384)	(1,280)	(396)	(4,060)
Profit before tax	1,856	20	(547)	1,329

External income	11,859	2,496	230	14,585
Inter-segment (expense) income	(1,803)	477	1,326	–
Segment income	10,056	2,973	1,556	14,585

Segment external assets	359,171	83,155	157,613	599,939
Segment external liabilities	295,216	126,008	137,597	558,821

Analysis of segment other income:
Fee and commission income:
Current accounts	497	109	4	610
Credit and debit card fees	517	231	–	748
Commercial banking fees	–	169	–	169
Factoring	–	76	–	76
Other fees and commissions	63	157	101	321
Fee and commission income	1,077	742	105	1,924
Fee and commission expense	(571)	(195)	(143)	(909)
Net fee and commission income	506	547	(38)	1,015
Operating lease rental income	1,104	16	–	1,120
Gains less losses on disposal of financial assets at fair value through other comprehensive income	–	–	145	145
Other income	125	110	1,300	1,535
Segment other income	1,735	673	1,407	3,815

Other segment items reflected in income statement above:
Depreciation and amortisation	1,760	242	668	2,670
Defined benefit scheme charges	97	28	122	247
Other segment items:
Additions to fixed assets	1,684	89	1,042	2,815
Note 4: Segmental analysis for the year ended 31 December 2020

Adjustments	Retail £m	Commercial Banking £m	Other £m	Group £m
Year ended 31 December 2020[1]
Net interest income	(4)	171	(167)	–
Other income	(127)	136	(9)	–
Total income	(131)	307	(176)	–
Operating expenses	(59)	(405)	464	–
Impairment charge	110	(117)	7	–
Profit before tax	(80)	(215)	295	–

External income	(369)	354	15	–
Inter-segment (expense) income	238	(47)	(191)	–
Segment income	(131)	307	(176)	–

Segment external assets	(7,987)	9,051	(1,064)	–
Segment external liabilities	(10,594)	24,720	(14,126)	–

Analysis of segment other income:
Fee and commission income:
Current accounts	(69)	73	(4)	–
Credit and debit card fees	(70)	70	–	–
Commercial banking fees	–	–	–	–
Factoring	–	–	–	–
Other fees and commissions	9	2	(11)	–
Fee and commission income	(130)	145	(15)	–
Fee and commission expense	(14)	(12)	26	–
Net fee and commission income	(144)	133	11	–
Operating lease rental income	–	–	–	–
Gains less losses on disposal of financial assets at fair value through other comprehensive income	–	–	–	–
Other income	17	3	(20)	–
Segment other income	(127)	136	(9)	–

Other segment items reflected in income statement above:
Depreciation and amortisation	–	–	–	–
Defined benefit scheme charges	3	2	(5)	–
Non-income statement segment items:
Additions to fixed assets	–	–	–	–
Note 4: Segmental analysis for the year ended 31 December 2020

As reported in 2022	Retail £m	Commercial Banking £m	Other £m	Group £m
Year ended 31 December 2020[1]
Net interest income	8,317	2,471	(18)	10,770
Other income	1,608	809	1,398	3,815
Total income	9,925	3,280	1,380	14,585
Operating expenses	(5,875)	(2,078)	(1,243)	(9,196)
Impairment charge	(2,274)	(1,397)	(389)	(4,060)
Profit (loss) before tax	1,776	(195)	(252)	1,329

External income	11,490	2,850	245	14,585
Inter-segment (expense) income	(1,565)	430	1,135	–
Segment income	9,925	3,280	1,380	14,585

Segment external assets	351,184	92,206	156,549	599,939
Segment external liabilities	284,622	150,728	123,471	558,821

Analysis of segment other income:
Fee and commission income:
Current accounts	428	182	–	610
Credit and debit card fees	447	301	–	748
Commercial banking fees	–	169	–	169
Factoring	–	76	–	76
Other fees and commissions	72	159	90	321
Fee and commission income	947	887	90	1,924
Fee and commission expense	(585)	(207)	(117)	(909)
Net fee and commission income	362	680	(27)	1,015
Operating lease rental income	1,104	16	–	1,120
Gains less losses on disposal of financial assets at fair value through other comprehensive income	–	–	145	145
Other income	142	113	1,280	1,535
Segment other income	1,608	809	1,398	3,815

Other segment items reflected in income statement above:
Depreciation and amortisation	1,760	242	668	2,670
Defined benefit scheme charges	100	30	117	247
Non-income statement segment items:
Additions to fixed assets	1,684	89	1,042	2,815